John Hancock
Disciplined Value Fund
Quarterly portfolio holdings 12/31/2022

Fund’s investments
As of 12-31-22 (unaudited)
	Shares	Value
Common stocks 97.1%		$11,891,493,052
(Cost $9,205,938,778)
Communication services 4.2%		516,971,445
Entertainment 0.6%
Activision Blizzard, Inc.	1,019,411	78,035,912
Interactive media and services 2.2%
Alphabet, Inc., Class A (A)	3,072,507	271,087,293
Wireless telecommunication services 1.4%
T-Mobile US, Inc. (A)	1,198,916	167,848,240
Consumer discretionary 5.4%		661,178,749
Distributors 0.9%
LKQ Corp.	2,030,515	108,449,806
Hotels, restaurants and leisure 0.6%
Booking Holdings, Inc. (A)	36,672	73,904,348
Household durables 1.6%
Mohawk Industries, Inc. (A)	857,964	87,701,080
Sony Group Corp., ADR	1,392,670	106,232,868
Specialty retail 2.3%
AutoZone, Inc. (A)	115,519	284,890,647
Consumer staples 3.6%		444,358,526
Beverages 2.7%
Coca-Cola Europacific Partners PLC	1,934,035	106,990,816
Keurig Dr. Pepper, Inc.	6,441,839	229,715,979
Food and staples retailing 0.9%
U.S. Foods Holding Corp. (A)	3,164,366	107,651,731
Energy 12.2%		1,496,854,022
Energy equipment and services 2.1%
Halliburton Company (B)	1,382,198	54,389,491
Schlumberger, Ltd.	3,765,530	201,305,234
Oil, gas and consumable fuels 10.1%
Canadian Natural Resources, Ltd.	2,935,942	163,032,859
Cenovus Energy, Inc.	8,627,632	167,462,337
ConocoPhillips	2,602,869	307,138,542
Devon Energy Corp.	2,148,575	132,158,848
EOG Resources, Inc.	660,780	85,584,226
Marathon Petroleum Corp.	1,956,207	227,682,933
Pioneer Natural Resources Company	692,235	158,099,552
Financials 18.8%		2,301,948,735
Banks 8.3%
Bank of America Corp.	6,268,331	207,607,123
JPMorgan Chase & Co.	3,445,977	462,105,517
Truist Financial Corp.	2,190,506	94,257,473
Wells Fargo & Company	6,105,792	252,108,152
Capital markets 4.4%
Intercontinental Exchange, Inc.	722,873	74,159,541
The Charles Schwab Corp.	3,566,611	296,956,032
The Goldman Sachs Group, Inc.	504,946	173,388,357
Consumer finance 0.4%
Capital One Financial Corp.	499,562	46,439,284
2	JOHN HANCOCK DISCIPLINED VALUE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Financials (continued)
Diversified financial services 3.5%
Berkshire Hathaway, Inc., Class B (A)	1,392,622	$430,180,936
Insurance 2.2%
Chubb, Ltd.	653,739	144,214,823
Everest Re Group, Ltd.	192,053	63,621,397
The Allstate Corp.	419,691	56,910,100
Health care 22.4%		2,740,929,531
Biotechnology 1.4%
AbbVie, Inc.	1,060,019	171,309,671
Health care equipment and supplies 0.3%
Envista Holdings Corp. (A)	1,120,404	37,724,003
Health care providers and services 10.2%
AmerisourceBergen Corp.	977,444	161,972,245
Centene Corp. (A)	2,757,960	226,180,300
Cigna Corp. (B)	883,545	292,753,800
CVS Health Corp. (B)	3,000,349	279,602,523
McKesson Corp.	139,602	52,367,502
UnitedHealth Group, Inc.	441,329	233,983,809
Life sciences tools and services 1.5%
Avantor, Inc. (A)	3,992,116	84,193,726
ICON PLC (A)	530,210	102,993,293
Pharmaceuticals 9.0%
Bristol-Myers Squibb Company	4,543,107	326,876,549
Johnson & Johnson	2,601,450	459,546,143
Sanofi, ADR	6,430,435	311,425,967
Industrials 12.5%		1,534,384,839
Aerospace and defense 2.3%
General Dynamics Corp.	509,921	126,516,499
Howmet Aerospace, Inc.	3,927,809	154,794,953
Building products 1.3%
Allegion PLC	634,013	66,736,208
Masco Corp.	1,986,594	92,714,342
Electrical equipment 1.0%
Eaton Corp. PLC	801,782	125,839,685
Machinery 4.8%
Caterpillar, Inc.	469,421	112,454,495
Deere & Company	397,476	170,421,810
Dover Corp.	440,817	59,691,030
Fortive Corp.	1,132,496	72,762,868
Otis Worldwide Corp.	1,224,613	95,899,444
Wabtec Corp.	784,165	78,267,509
Professional services 0.9%
Leidos Holdings, Inc.	1,004,347	105,647,261
Road and rail 1.1%
Union Pacific Corp.	635,657	131,625,495
Trading companies and distributors 1.1%
United Rentals, Inc. (A)	396,751	141,013,240
Information technology 11.4%		1,393,524,079
Communications equipment 2.0%
Cisco Systems, Inc.	5,242,669	249,760,751
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DISCIPLINED VALUE FUND	3

	Shares	Value
Information technology (continued)
IT services 3.4%
Cognizant Technology Solutions Corp., Class A	1,748,971	$100,023,651
Fidelity National Information Services, Inc.	886,670	60,160,560
FleetCor Technologies, Inc. (A)	516,210	94,817,453
Global Payments, Inc.	594,400	59,035,808
SS&C Technologies Holdings, Inc.	1,890,601	98,424,688
Semiconductors and semiconductor equipment 6.0%
Advanced Micro Devices, Inc. (A)	1,148,272	74,373,577
Applied Materials, Inc.	1,260,194	122,717,692
Lam Research Corp.	139,988	58,836,956
Microchip Technology, Inc.	1,564,733	109,922,493
Micron Technology, Inc.	1,962,268	98,074,155
NXP Semiconductors NV	269,643	42,611,683
Qorvo, Inc. (A)	388,283	35,193,971
Qualcomm, Inc.	1,724,310	189,570,641
Materials 4.5%		547,685,121
Chemicals 3.5%
Axalta Coating Systems, Ltd. (A)	4,298,722	109,488,449
DuPont de Nemours, Inc.	3,193,146	219,145,610
Olin Corp.	1,850,443	97,962,452
Construction materials 1.0%
CRH PLC, ADR (B)	3,043,192	121,088,610
Utilities 2.1%		253,658,005
Electric utilities 1.1%
FirstEnergy Corp.	3,163,554	132,679,455
Multi-utilities 1.0%
CenterPoint Energy, Inc.	4,033,963	120,978,550

	Yield (%)	Shares	Value
Short-term investments 2.8%			$341,541,608
(Cost $341,539,984)
Short-term funds 2.8%			341,541,608
John Hancock Collateral Trust (C)	4.2988(D)	472,511	4,723,125
State Street Institutional U.S. Government Money Market Fund, Premier Class	4.0954(D)	336,818,483	336,818,483

Total investments (Cost $9,547,478,762) 99.9%	$12,233,034,660
Other assets and liabilities, net 0.1%	12,605,794
Total net assets 100.0%	$12,245,640,454

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 12-31-22. The value of securities on loan amounted to $4,623,364.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 12-31-22.
The fund had the following country composition as a percentage of net assets on 12-31-22:
United States	88.6%
Canada	2.7%
France	2.5%
4	JOHN HANCOCK DISCIPLINED VALUE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Ireland	2.4%
Switzerland	1.2%
Other countries	2.6%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DISCIPLINED VALUE FUND	5

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of December 31, 2022, all investments are categorized as Level 1 under the hierarchy described above.
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	472,511	—	$213,484,109	$(208,765,705)	$3,097	$1,624	$47,535	—	$4,723,125
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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